Share Capital - Summary of Non-Vested Options (Detail)	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value, Granted		$ 5,730,000
Non-vested options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options, beginning of the year	2,079,153
Number of share subject to options, Vested	(997,936)
Number of share subject to options, Forfeited	(54,015)
Share options, end of the year	1,027,202	2,079,153
Weighted average grant date fair value, Granted	$ 5.53
Weighted average grant date fair value, Vested	5.37
Weighted average grant date fair value, Forfeited	5.60
Weighted average grant date fair value, Non-vested share options	$ 5.69